Related Party Transactions (Details) - USD ($)				1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 06, 2022	Jul. 05, 2022	Apr. 05, 2022	Oct. 27, 2021	Mar. 30, 2021	Nov. 30, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2020
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares						20.00%
Founder shares percentage								50.00%
Per share of ordinary shares (in Dollars per share)		$ 0.1
Common stock transfers threshold trading days							20 days	20 days
Common stock transfers, threshold consecutive trading days							30 days	30 days
Administrative and support services					$ 10,000
Incurred fee								$120,000	$90,000
Fees for services							$ 300,000	$ 210,000	$ 90,000
Second extension payment		$ 1,150,000
Promissory note issued valued	$ 280,000								(22,234)
Sponsor advanced							$ 2,754,750	1,040,050
Loans				$ 150,000
Business combination percentage of consummation							50.00%
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 300,000
Promissory note issued			$ 1,150,000
Deposited in trust account			$ 1,150,000
Outstanding debt							$ 2,579,979	2,579,979	$ 0
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Sponsor advance							$ 1,500,000	$ 1,500,000
Price per share (in Dollars per share)							$ 10	$ 10
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid						$ 25,000
Consideration of founder Shares (in Shares)						2,875,000
Founder shares are no longer subject to forfeiture (in Shares)						375,000
Founder shares percentage							50.00%	50.00%
Per share of ordinary shares (in Dollars per share)							$ 12.5	$ 12.5